Financial instruments	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
12.1    Types of other current and non-current financial assets

Description of other financial assets	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Financial assets at amortized cost (1)	1,061,262	1,316,797
Derivative financial instruments
-For hedging	15,405	8,527
-Non-hedging (2)	2,928	519
Total other current financial assets	1,079,595	1,325,843
Financial assets at fair value through other comprehensive income (4) (5) (6) (7)	57,756	232,268
Derivative financial instruments
-For hedging	2,930	15,993
Other financial assets at amortized cost	20	20
Total other non-current financial assets	60,706	248,281

Institution	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Banco de Crédito e Inversiones	174,684	74,459
Banco Morgan Stanley (3)	—	5,590
Banco Santander	415,851	100,083
Banco Itaú CorpBanca	66,166	372,061
Scotiabank Chile	240,164	319,128
Bank of Nova Scotia	51,025	353,592
Sumitomo Mitsui Banking	—	91,884
KBC Bank	22,397	—
Banco Estado	90,975	—
Total	1,061,262	1,316,797
________________________________________________
(1)Corresponds to term deposits whose maturity date is greater than 90 days and less than 360 days from the investment date constituted in the aforementioned financial institutions.
(2)Correspond to forwards and options that were not classified as hedging instruments (See detail in Note 12.3).
(3)As of December 31, 2024, there are no collateral guarantees. As of December 31, 2023, collateral guarantees were recorded for an amount of ThUS$ 5,590.
(4)During the first quarter of 2023, the Company made an investment of ThUS$13,480 to acquire a 19.99% interest in Azure Minerals Limited (a company listed on the Australian Stock Exchange). The Company and Azure have entered into an acquisition agreement under which the Company has the right to choose a director and acquire 25% of all lithium products in which Azure has an interest on commercially competitive market terms. During the third and fourth quarter of 2023, the Company invested an additional ThUS$12,904 and ThUS$4,317, respectively, to maintain its ownership interest.
On May 9, 2024, the Company acquired an additional share in this entity, reaching a 50% ownership stake (for more details, see Note 9.4, section (a)). Consequently, this investment was reclassified under the joint ventures category. At the time of reclassification, the cumulative valuation recorded in the reserve for gains and losses on financial assets was transferred to retained earnings, totaling MUS$186,809. This amount reflects the total change in the fair value assessment from the initial acquisition of 19.99% to reaching the 50% ownership stake.
(5)    In the first quarter of 2024, the Company invested an additional ThUS$4,380 in Altilium Metals Ltd., bringing the total investment to ThUS$ 12,000 and increasing its interest in this entity to 11%. During the third quarter of 2023, the Company invested ThUS$ 7,620 to acquire a 3% interest in Altilium Metals Ltd.
(6)    In the first quarter of 2024, the Company contributed ThUS$ 1,285 to acquire a 14.86% interest in Salinity Solutions Ltd. During the third quarter of 2023, the Company contributed ThUS$ 3,000 to acquire a 6.82% interest in Electric Era Technologies Inc.
(7)    During the third quarter of 2024 and as a result of the Company's loss of significant influence over this investment (for further details see note 8.3 letter a), the investment in SAS Adionics previously held as investment in associates was reclassified to other non-current financial assets when the Company irrevocably classified it as equity financial assets measured at fair value through other comprehensive income.

Considering that these investments (5) (6) and (7) are recent, their carrying amount is estimated to approximate their fair value.
12.2    Trade and other receivables

	As of December 31, 2024			As of December 31, 2023
Trade and other receivables	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, current	537,552	—	537,552	784,422	—	784,422
Prepayments, current	33,737	—	33,737	74,630	—	74,630
Other receivables, current	23,063	2,727	25,790	18,163	2,559	20,722
Guarantee deposits (1)	11,785	—	11,785	29,966	—	29,966
Total trade and other receivables	606,137	2,727	608,864	907,181	2,559	909,740
See discussion about credit risk in Note 4.2.

	As of December 31, 2024			As of December 31, 2023
Trade and other receivables	Gross receivables	Impairment provision for doubtful receivables	Trade receivables, net	Gross receivables	Impairment provision for doubtful receivables	Trade receivables, net
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Trade receivables, current	539,948	(2,396)	537,552	787,667	(3,245)	784,422
Prepayments, current	34,521	(784)	33,737	75,414	(784)	74,630
Other receivables, current	25,712	(2,649)	23,063	21,209	(3,046)	18,163
Guarantee deposits (1)	11,785	—	11,785	29,966	—	29,966
Other receivables, non-current	2,727	—	2,727	2,559	—	2,559
Total trade and other receivables	614,693	(5,829)	608,864	916,815	(7,075)	909,740
(1)During the third quarter of 2022, the Company signed an agreement for an option to potentially acquire a battery-grade lithium hydroxide monohydrate plant with a production capacity of approximately 20,000 tons per year from lithium sulfate salts. In addition, the transaction secures rights to adjacent land for future expansion.

The transaction became effective in April 2024, with the acquisition of all the shares of Sichuan Dixin New Energy Co. Ltd. and the recognition of an intangible asset for ThUS$ 10,130 (see note 14, Intangible assets). Regarding the deposit of CNY 204.5 million (ThUS$ 28,152) granted to the seller in the first quarter of 2023, ThUS$ 16,071 has been reimbursed with the remaining amount being used as a guarantee while certain requirements established in the contract are fulfilled.
As of December 31, 2024, and 2023 the renegotiated portfolio represented 0% of total trade receivables.
(a)Impairment provision for doubtful receivables

As of December 31, 2024
	Trade accounts receivable days past due
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade	Trade receivables due from related parties
						ThUS$	ThUS$
Expected Loss Rate on	0%	1%	2%	5%	27%	—	—
Total Gross Book Value	512,474	16,619	6,294	558	4,003	539,948	29,374
Impairment Estimate	989	163	138	26	1,080	2,396	668

As of December 31, 2023
	Trade accounts receivable days past due						Trade receivables due from related parties
Trade and other receivables	Current	1 to 30 days	31 to 60 days	61 to 90 days	Over 90 days	Trade
						ThUS$	ThUS$
Expected Loss Rate on	0%	2%	7%	2%	39%	—	—
Total Gross Book Value	758,781	18,732	2,684	3,509	3,961	787,667	44,053
Impairment Estimate	1,007	422	197	67	1,552	3,245	800
As of December 31, 2024, and 2023, movements in provisions are as follows:

Provisions	As of December 31, 2024	As of December 31, 2023	As of December 31, 2022
	ThUS$	ThUS$	ThUS$
Impairment provision of Accounts receivable at the beginning of the year	7,875	10,193	14,716
Impairment loss on accounts receivable for the period recognized in results	(639)	(202)	(3,369)
Write-off of receivables	(2,154)	(1,351)	—
Difference in exchange rate	1,415	(765)	(1,154)
Impairment provision of Accounts Receivable Provision at the end of the year	6,497	7,875	10,193
Trade and other receivables	2,396	3,245	4,759
Current other receivables	3,433	3,830	4,056
Trade receivables with related parties	668	800	1,378
Recovery of Insurrance	—	—	—

Impairment provision of Accounts Receivable	6,497	7,875	10,193
12.3    Hedging assets and liabilities
The balance represents derivative financial instruments measured at fair value which have been classified as hedges for exchange and interest rate risks relating to the total obligations with the public associated with bonds in UF and investments in Chilean pesos. (See more detail in Note 4.2 b).

As of December 31, 2024	Assets	Liabilities	Total Realized (*)	Hedging Reserve in Gross Equity (1)
Type of Instrument: Cross currency interest rate swaps and Forwards
Cash flow hedge derivatives
Short term	15,405	7,316	—	—
Long term	2,930	21,440	—	—
Subtotal	18,335	28,756	10,018	(20,439)
Type of Instrument: Forwards
Non-hedging derivates disbursement SQM Australia Pty
Short term	—	—	—	—
Long term	—	—	—	—
Subtotal	—	—	—	—
Underlying Investments Hedge	18,335	28,756	10,018	(20,439)
Type of Instrument: Forwards/Options
Non-hedge derivates with effect on income
Short term	2,928	418	—	—
Underlying Investments Hedge	2,928	418	17,131	—
Total Instruments	21,263	29,174	27,149	(20,439)

The Company recouped the CCS with Santander Bank who had hedged the Series Q bond, by moving the UF/USD exchange rate upwards. This change increased the USD value of the bond by ThUS$16,440 and its interest payable. Santander Bank paid the company ThUS$17,320 on August 18, 2023 in exchange for this amendment.

As of December 31, 2023	Assets	Liabilities	Total Realized (*)	Hedging Reserve in Gross Equity (1)
Type of Instrument: Cross currency interest rate swaps and Forwards
Cash flow hedge derivatives
Short term	7,038	30,442	—	—
Long term	15,993	8,368	—	—
Subtotal	23,031	38,810	(13,067)	(2,712)
Type of Instrument: Forwards
Non-hedging derivates disbursement SQM Australia Pty
Short term	1,489	—
Long term	—	52	—	1,437
Subtotal	1,489	52	—	1,437
Underlying Investments Hedge	24,520	38,862	(13,067)	(1,275)
Type of Instrument: Forwards/Options
Non-hedge derivates with effect on income
Short term	519	14,795	—	—
Underlying Investments Hedge	519	14,795	5,401	—
Total Instruments	25,039	53,657	(7,666)	(1,275)
________________________________________________
(1)See underlying hedges in Note 4.2 letters b) and d) and movement of cash flow hedge reserve in Note 19.4.
(*) The balances in the column “Total Realized” consider the intermediate effects of the contracts that were in place between January 1 and December 31, 2024, and January 1 and December 31, 2023.

Reconciliation of asset and liability hedging derivatives	As of December 31, 2023	Cash Flow	Income Statement	Equity and Others	As of December 31, 2024
Hedge-to-debt derivatives	2,520	6,298	(47,238)	12,594	(25,826)
Hedging derivatives to investment	(18,300)	(4,368)	37,938	135	15,405
Hedging derivatives – cash requirements for Australia’s business	1,437	—	—	(1,437)	—
Non-hedging derivatives	(14,275)	(345)	17,130	—	2,510

Reconciliation of asset and liability hedging derivatives	As of December 31, 2022	Cash Flow	Income Statement	Equity and Others	As of December 31, 2023
Hedge-to-debt derivatives	(10,061)	(14,850)	6,631	20,800	2,520
Hedging derivatives to investment	(29,984)	(10,082)	18,171	3,595	(18,300)
Non-hedging derivatives disbursement SQM Australia Pty asset	7,139	1,183	(1,183)	(5,702)	1,437
Non-hedging derivatives	(1,642)	(18,034)	5,401	—	(14,275)
Derivative contract maturities are detailed as follows:

Series	Contract amount	Currency	Maturity date
	ThUS$
H	84,662	UF	01/05/2025
O	58,748	UF	02/01/2030
P	134,228	UF	01/15/2028
Q	123,370	UF	06/01/2030
Effectiveness
The Company uses CCS, Forwards and IRS to hedge the potential financial risk associated with exchange rate and interest rate volatility. The objective is to hedge the exchange rate and inflation financial risks associated with bond obligations, exchange rate financial risks associated with investments in Chilean pesos, exchange rate financial risk associated with projects under construction in Australian dollars and interest rate financial risk associated with bank loans. Hedges are documented and qualitatively assessed to demonstrate their effectiveness based on a comparison of their critical terms.
The hedges used by the Company as of the reporting date are highly effective given that the amounts, currencies, exchange dates and rates of the hedged item and the hedge are aligned, maintaining a close economic relationship.
12.4    Financial liabilities
Other current and non-current financial liabilities
As of December 31, 2024, and 2023, the detail is as follows:

	As of December 31, 2024			As of December 31, 2023
Other current and non-current financial liabilities	Currents	Non-Current	Total	Currents	Non-Current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Liabilities at amortized cost
Bank borrowings	847,963	129,683	977,646	1,164,262	295,518	1,459,780
Unsecured obligations	307,771	3,449,459	3,757,230	46,999	2,909,485	2,956,484
Derivative financial instruments
For hedging	7,316	21,440	28,756	30,443	8,419	38,862
Non-Hedging	418	—	418	14,795	—	14,795
Total	1,163,468	3,600,582	4,764,050	1,256,499	3,213,422	4,469,921
a)Bank borrowings, current:
As of December 31, 2024, the detail of this caption is as follows:

Debtor			Creditor			Currency or adjustment index
Tax ID No	Company	Country	Tax ID No.	Financial institution	Country		Repayment	maturity	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Bank of Nova Scotia	United States of America	Dollar	Upon maturity	06/20/2025	5.93%	4.28%
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon maturity	06/23/2025	4.73%	4.28%
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon maturity	06/23/2025	4.27%	4.29%
93.007.000-9	SQM S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	03/26/2025	6.10%	6.10%
93.007.000-9	SQM S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	02/14/2025	5.95%	5.95%
93.007.000-9	SQM S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	08/21/2025	5.27%	5.27%
93.007.000-9	SQM S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	09/02/2025	4.95%	4.95%
93.007.000-9	SQM S.A.	Chile	97.043.000-8	JPMorgan	Chile	Dollar	Upon maturity	07/10/2025	5.77%	5.77%
79.947.100-0	SQM Industrial S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	03/07/2025	6.11%	6.11%
79.947.100-0	SQM Industrial S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	03/07/2025	6.11%	6.11%
79.947.100-0	SQM Industrial S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	02/25/2025	5.84%	5.84%
79.947.100-0	SQM Industrial S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	06/19/2025	5.89%	5.89%
79.947.100-0	SQM Industrial S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	02/07/2025	5.89%	5.89%
79.947.100-0	SQM Industrial S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	07/11/2025	5.53%	5.53%
79.947.100-0	SQM Industrial S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	08/08/2025	5.22%	5.22%
79.626.800-K	SQM Salar SpA	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	02/17/2025	5.86%	5.86%
79.626.800-K	SQM Salar SpA	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	05/06/2025	6.06%	6.06%
79.626.800-K	SQM Salar SpA	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	03/26/2025	6.10%	6.10%
79.626.800-K	SQM Salar SpA	Chile	97.004.000-5	Banco de Chile	Chile	Dollar	Upon maturity	08/08/2025	5.34%	5.34%
79.626.800-K	SQM Salar SpA	Chile	97.004.000-5	Banco de Chile	Chile	Dollar	Upon maturity	06/16/2025	5.90%	5.90%

Debtor	Creditor	Nominal amounts as of December 31, 2024			Current amounts as of December 31, 2024
Company	Financial institution	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Bank of Nova Scotia	—	200,000	200,000	—	200,346	200,346	(839)	199,507
SQM S.A.	Banco Santander/Kexim	—	—	—	—	150	150	—	150
SQM S.A.	Banco Santander/Kexim	—	—	—	—	23	23	—	23
SQM S.A.	Scotiabank Chile	—	25,000	25,000	25,911	—	25,911	—	25,911
SQM S.A.	Banco Estado	15,000	—	15,000	15,781	—	15,781	—	15,781
SQM S.A.	Banco Estado	—	30,000	30,000	—	30,558	30,558	—	30,558
SQM S.A.	Banco Estado	—	80,000	80,000	—	81,287	81,287	—	81,287
SQM S.A.	JPMorgan	—	50,000	50,000	—	51,395	51,395	—	51,395
SQM Industrial S.A.	Banco Itau	20,000	—	20,000	20,859	—	20,859	—	20,859
SQM Industrial S.A.	Banco Itau	20,000	—	20,000	20,586	—	20,586	—	20,586
SQM Industrial S.A.	Banco Itau	10,000	—	10,000	10,429	—	10,429	—	10,429
SQM Industrial S.A.	Banco Itau	40,000	—	40,000	41,226	—	41,226	—	41,226
SQM Industrial S.A.	Banco Itau	—	30,000	30,000	—	30,928	30,928	—	30,928
SQM Industrial S.A.	Banco Estado	—	30,000	30,000	—	30,605	30,605	—	30,605
SQM Industrial S.A.	Banco Estado	—	50,000	50,000	—	51,275	51,275	—	51,275
SQM Salar SpA	Banco Itau	20,000	—	20,000	20,664	—	20,664	—	20,664
SQM Salar SpA	Scotiabank Chile	—	50,000	50,000	—	51,918	51,918	—	51,918
SQM Salar SpA	Scotiabank Chile	50,000	—	50,000	51,822	—	51,822	—	51,822
SQM Salar SpA	Banco de Chile	—	40,000	40,000	—	40,825	40,825	—	40,825
SQM Salar SpA	Banco de Chile	—	70,000	70,000	—	72,214	72,214	—	72,214
Total		175,000	655,000	830,000	207,278	641,524	848,802	(839)	847,963
As of December 31, 2023

Debtor			Creditor			Currency or adjustment index
Tax ID No	Company	Country	Tax ID No.	Financial institution	Country		Repayment	maturity	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	O-E	Bank of Nova Scotia	United States of America	Dollar	Upon maturity	06/21/2024	5.88%	6.64%
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon maturity	06/21/2024	4.49%	6.36%
93.007.000-9	SQM S.A.	Chile	97.043.000-8	JP Morgan	Chile	Dollar	Upon maturity	05/28/2024	6.69%	6.69%
93.007.000-9	SQM S.A.	Chile	97.036.000-K	Banco Santander	Chile	Dollar	Upon maturity	05/17/2024	5.95%	5.95%
93.007.000-9	SQM S.A.	Chile	97.036.000-K	Banco Santander	Chile	Dollar	Upon maturity	08/26/2024	6.88%	6.88%
93.007.000-9	SQM S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	05/30/2024	6.19%	6.19%
93.007.000-9	SQM S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	02/20/2024	6.18%	6.18%
93.007.000-9	SQM S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	06/10/2024	6.19%	6.19%
93.007.000-9	SQM S.A.	Chile	97.006.000-6	Banco Crédito e Inversiones	Chile	Dollar	Upon maturity	04/18/2024	6.01%	6.01%
93.007.000-9	SQM S.A.	Chile	97.006.000-6	Banco Crédito e Inversiones	Chile	Dollar	Upon maturity	10/17/2024	5.84%	6.46%
93.007.000-9	SQM S.A.	Chile	97.006.000-6	Banco Crédito e Inversiones	Chile	Dollar	Upon maturity	05/24/2024	6.17%	6.17%
93.007.000-9	SQM S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	07/05/2024	6.50%	6.50%
79.947.100-0	SQM Industrial S.A.	Chile	97.004.000-5	Banco de Chile	Chile	Dollar	Upon maturity	05/16/2024	5.85%	5.85%
79.947.100-0	SQM Industrial S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	07/05/2024	6.50%	6.50%
79.626.800-K	SQM Salar S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	07/05/2024	6.50%	6.50%
79.626.800-K	SQM Salar S.A.	Chile	97.023.000-9	Banco Itau	Chile	Dollar	Upon maturity	07/05/2024	6.50%	6.50%
79.626.800-K	SQM Salar S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	05/17/2024	6.07%	6.07%
79.626.800-K	SQM Salar S.A.	Chile	97.018.000-1	Scotiabank Chile	Chile	Dollar	Upon maturity	05/30/2024	6.19%	6.19%
79.626.800-K	SQM Salar S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	07/18/2024	5.92%	6.15%
79.626.800-K	SQM Salar S.A.	Chile	97.030.000-7	Banco Estado	Chile	Dollar	Upon maturity	06/10/2024	6.19%	6.19%
79.626.800-K	SQM Salar S.A.	Chile	97.004.000-5	Banco de Chile	Chile	Dollar	Upon maturity	05/16/2024	5.85%	5.85%
79.626.800-K	SQM Salar S.A.	Chile	97.004.000-5	Banco de Chile	Chile	Dollar	Upon maturity	06/21/2024	6.25%	6.25%

Debtor	Creditor	Nominal amounts as of December 31, 2023			Current amounts as of December 31, 2023
Company	Financial institution	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Bank of Nova Scotia	—	—	—	—	406	406	—	406
SQM S.A.	Banco Santander	—	120,000	120,000	—	124,383	124,383	—	124,383
SQM S.A.	Banco Santander	—	200,000	200,000	—	204,625	204,625	—	204,625
SQM S.A.	Banco JP Morgan	—	50,000	50,000	—	50,288	50,288	—	50,288
SQM S.A.	Banco Santander/Kexim	—	—	—	—	177	177	—	177
SQM S.A.	Scotiabank Chile	—	25,000	25,000	—	25,898	25,898	—	25,898
SQM S.A.	Banco Estado	15,000	—	15,000	15,569	—	15,569	—	15,569
SQM S.A.	Banco Estado	—	20,000	20,000	—	20,695	20,695	—	20,695
SQM S.A.	Banco Crédito e Inversiones	—	100,000	100,000	—	104,176	104,176	—	104,176
SQM S.A.	Banco Crédito e Inversiones	—	100,000	100,000	—	101,238	101,238	—	101,238
SQM S.A.	Banco Crédito e Inversiones	—	50,000	50,000	—	51,825	51,825	—	51,825
SQM S.A.	Banco Itau	—	10,000	10,000	—	10,309	10,309	—	10,309
SQM Industrial S.A.	Banco de Chile	—	30,000	30,000	—	31,077	31,077	—	31,077
SQM Industrial S.A.	Banco Itau	—	20,000	20,000	—	20,618	20,618	—	20,618
SQM Salar S.A.	Banco Itau	—	10,000	10,000	—	10,311	10,311	—	10,311
SQM Salar S.A.	Banco Itau	—	20,000	20,000	—	20,618	20,618	—	20,618
SQM Salar S.A.	Scotiabank Chile	—	50,000	50,000	—	51,864	51,864	—	51,864
SQM Salar S.A.	Scotiabank Chile	—	50,000	50,000	—	51,797	51,797	—	51,797
SQM Salar S.A.	Banco Estado	—	70,000	70,000	—	71,913	71,913	—	71,913
SQM Salar S.A.	Banco Estado	—	80,000	80,000	—	82,779	82,779	—	82,779
SQM Salar S.A.	Banco de Chile	—	40,000	40,000	—	41,436	41,436	—	41,436
SQM Salar S.A.	Banco de Chile	—	70,000	70,000	—	72,260	72,260	—	72,260
Total		15,000	1,115,000	1,130,000	15,569	1,148,693	1,164,262	—	1,164,262
b)Unsecured obligations, current:
As of December 31, 2024, the detail of current unsecured interest-bearing obligations is composed of promissory notes and bonds, as follows:

Debtor			Number of registration or ID of the instrument			Currency or adjustment index	Periodicity
Tax ID No.	Company	Country		Series	Maturity date		Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	ThUS$250,000	01/28/2025	Dollar	Semiannual	Upon maturity	0.39%	4.38%
93.007.000-9	SQM S.A.	Chile	—	ThUS$450,000	05/07/2025	Dollar	Semiannual	Upon maturity	1.98%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$400,000	01/22/2025	Dollar	Semiannual	Upon maturity	3.43%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$700,000	03/10/2025	Dollar	Semiannual	Upon maturity	3.14%	3.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$750,000	05/07/2025	Dollar	Semiannual	Upon maturity	6.02%	6.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$850,000	03/10/2025	Dollar	Semiannual	Upon maturity	5.86%	5.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2024	UF	Semiannual	Semiannual	1.55%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2024	UF	Semiannual	Upon maturity	1.51%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2024	UF	Semiannual	Upon maturity	1.10%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2024	UF	Semiannual	Upon maturity	2.23%	3.45%
Effective rates of bonds in Pesos and UF are expressed and calculated in Dollars based on the flows agreed in Cross Currency Swap Agreements.

			Nominal amounts as of December 31, 2024			Carrying amounts of maturities as of December 31, 2024
Company	Country	Series	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	ThUS$250,000	254,648	—	254,648	254,648	—	254,648	(36)	254,612
SQM S.A.	Chile	ThUS$450,000	—	2,869	2,869	—	2,869	2,869	(677)	2,192
SQM S.A.	Chile	ThUS$400,000	7,508	—	7,508	7,508	—	7,508	(235)	7,273
SQM S.A.	Chile	ThUS$700,000	7,554	—	7,554	7,554	—	7,554	(555)	6,999
SQM S.A.	Chile	ThUS$750,000	—	7,313	7,313	—	7,313	7,313	(1,611)	5,702
SQM S.A.	Chile	ThUS$850,000	14,415	—	14,415	14,415	—	14,415	(1,935)	12,480
SQM S.A.	Chile	H	15,844	—	15,844	15,844	—	15,844	(172)	15,672
SQM S.A.	Chile	O	907	—	907	907	—	907	(81)	826
SQM S.A.	Chile	P	1,719	—	1,719	1,719	—	1,719	(12)	1,707
SQM S.A.	Chile	Q	—	330	330	—	330	330	(22)	308
Total			302,595	10,512	313,107	302,595	10,512	313,107	(5,336)	307,771
As of December 31, 2023

Debtor			Number of registration or ID of the instrument			Currency or adjustment index	Periodicity
Tax I No.	Company	Country		Series	Maturity date		Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	ThUS$250,000	01/28/2024	Dollar	Semiannual	Upon maturity	0.80%	4.38%
93.007.000-9	SQM S.A.	Chile	—	ThUS$450,000	05/07/2024	Dollar	Semiannual	Upon maturity	2.39%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$400,000	01/22/2024	Dollar	Semiannual	Upon maturity	3.62%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$700,000	03/10/2024	Dollar	Semiannual	Upon maturity	3.30%	3.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$750,000	05/07/2024	Dollar	Semiannual	Upon maturity	6.89%	6.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2024	UF	Semiannual	Semiannual	1.58%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2024	UF	Semiannual	Upon maturity	1.68%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2024	UF	Semiannual	Upon maturity	1.41%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2024	UF	Semiannual	Upon maturity	2.41%	3.45%
Effective rates of bonds in Pesos and UF are expressed and calculated in Dollars based on the flows agreed in Cross Currency Swap Agreements.

			Nominal amounts as of December 31, 2023			Carrying amounts of maturities as of December 31, 2023
Company	Country	Series	Up to 90 days	90 days to 1 year	Total	Up to 90 days	90 days to 1 year	Subtotal	Borrowing costs	Total
			ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Chile	ThUS$250,000	4,648	—	4,648	4,648	—	4,648	(433)	4,215
SQM S.A.	Chile	ThUS$450,000	—	2,869	2,869	—	2,869	2,869	(677)	2,192
SQM S.A.	Chile	ThUS$400,000	7,508	—	7,508	7,508	—	7,508	(235)	7,273
SQM S.A.	Chile	ThUS$700,000	7,554	—	7,554	7,554	—	7,554	(555)	6,999
SQM S.A.	Chile	ThUS$750,000	—	7,312	7,312	—	7,312	7,312	(1,521)	5,791
SQM S.A.	Chile	H	17,599	—	17,599	17,599	—	17,599	(172)	17,427
SQM S.A.	Chile	O	987	—	987	987	—	987	(82)	905
SQM S.A.	Chile	P	1,871	—	1,871	1,871	—	1,871	(12)	1,859
SQM S.A.	Chile	Q	—	359	359	—	359	359	(21)	338
Total			40,167	10,540	50,707	40,167	10,540	50,707	(3,708)	46,999
c)Bank borrowings -non-current
The following table shows the details of bank loans as of December 31, 2024:

Debtor			Creditor			Currency or adjustment index	Type of amortization	Effective rate	Nominal rate
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon Maturity	4.73%	4.28%
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon Maturity	4.27%	4.29%

Debtor	Creditor	Nominal non-current maturities as of December 31, 2024				Carrying amounts and maturities as of December 31, 2024
Company	Financial institution	Between 1 and 2	Between 2 and 3	Between 3 and 4	Total	Between 1 and 2	Between 2 and 3	Between 3 and 4	Subtotal	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Banco Santander/Kexim	—	—	100,000	100,000	—	—	100,000	100,000	(2,997)	97,003
SQM S.A.	Banco Santander/Kexim	—	—	36,000	36,000	—	—	36,000	36,000	(3,320)	32,680
Total		—	—	136,000	136,000	—	—	136,000	136,000	(6,317)	129,683
As of December 31, 2023

Debtor			Creditor			Currency or adjustment index	Type of amortization	Effective rate	Nominal rate
Tax ID No.	Company	Country	Tax ID No.	Financial institution	Country
93.007.000-9	SQM S.A.	Chile	O-E	Bank of Nova Scotia	Canada	Dollar	Upon Maturity	5.88%	6.64%
93.007.000-9	SQM S.A.	Chile	O-E	Banco Santander/Kexim	Spain/South Korea	Dollar	Upon Maturity	5.49%	6.36%

Debtor	Creditor	Nominal non-current maturities as of December 31, 2023				Carrying amounts and maturities as of December 31, 2023
Company	Financial institution	Between 1 and 2	Between 2 and 3	Between 3 and 4	Total	Between 1 and 2	Between 2 and 3	Between 3 and 4	Subtotal	Costs of obtaining loans	Total
		ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
SQM S.A.	Bank of Nova Scotia	—	200,000	—	200,000	—	200,000	—	200,000	(1,648)	198,352
SQM S.A.	Banco Santander/Kexim	—	—	100,000	100,000	—	—	100,000	100,000	(2,834)	97,166
Total		—	200,000	100,000	300,000	—	200,000	100,000	300,000	(4,482)	295,518
d)Unsecured obligations, non-current
The following table shows the details of “unsecured debentures that accrue non-current interest” as of December 31, 2024:

Debtor			Number of registration or ID of the instrument			Currency or adjustment index	Periodicity
Tax ID No.	Company	Country		Series	Maturity date		Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	ThUS$450,000	05/07/2029	Dollar	Semiannual	Upon maturity	4.14%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$400,000	01/22/2050	Dollar	Semiannual	Upon maturity	4.23%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$700,000	09/10/2051	Dollar	Semiannual	Upon maturity	3.45%	3.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$750,000	11/07/2033	Dollar	Semiannual	Upon maturity	6.89%	6.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$850,000	09/10/2034	Dollar	Semiannual	Upon maturity	5.86%	5.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.76%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.69%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.54%	3.45%

	Nominal non-current maturities as of December 31, 2024						Carrying amounts and maturities as of December 31, 2024
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
ThUS$450	—	—	—	—	450,000	450,000	—	—	—	—	450,000	450,000	(2,313)	447,687
ThUS$400	—	—	—	—	400,000	400,000	—	—	—	—	400,000	400,000	(5,644)	394,356
ThUS$700	—	—	—	—	700,000	700,000	—	—	—	—	700,000	700,000	(14,232)	685,768
ThUS$750	—	—	—	—	750,000	750,000	—	—	—	—	750,000	750,000	(12,590)	737,410
ThUS$850	—	—	—	—	850,000	850,000	—	—	—	—	850,000	850,000	(16,433)	833,567
H	—	—	—	—	63,087	63,087	—	—	—	—	63,087	63,087	(689)	62,398
O	—	—	—	—	57,830	57,830	—	—	—	—	57,830	57,830	(578)	57,252
P	—	—	—	—	115,659	115,659	—	—	—	—	115,659	115,659	(27)	115,632
Q	—	—	—	—	115,659	115,659	—	—	—	—	115,659	115,659	(270)	115,389
Total	—	—	—	—	3,502,235	3,502,235	—	—	—	—	3,502,235	3,502,235	(52,776)	3,449,459
As of December 31, 2023

Debtor			Number of registration or ID of the instrument			Currency or adjustment index	Periodicity
Tax ID No.	Company	Country		Series	Maturity date		Payment of interest	Repayment	Effective rate	Nominal rate
93.007.000-9	SQM S.A.	Chile	—	ThUS$250,000	01/28/2025	Dollar	Semiannual	Upon maturity	4.24%	4.38%
93.007.000-9	SQM S.A.	Chile	—	ThUS$450,000	05/07/2029	Dollar	Semiannual	Upon maturity	4.14%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$400,000	01/22/2050	Dollar	Semiannual	Upon maturity	4.23%	4.25%
93.007.000-9	SQM S.A.	Chile	—	ThUS$700,000	09/10/2051	Dollar	Semiannual	Upon maturity	3.45%	3.50%
93.007.000-9	SQM S.A.	Chile	—	ThUS$750,000	11/07/2033	Dollar	Semiannual	Upon maturity	6.89%	6.50%
93.007.000-9	SQM S.A.	Chile	564	H	01/05/2030	UF	Semiannual	Semiannual	4.76%	4.90%
93.007.000-9	SQM S.A.	Chile	699	O	02/01/2033	UF	Semiannual	Upon maturity	3.69%	3.80%
93.007.000-9	SQM S.A.	Chile	563	P	01/15/2028	UF	Semiannual	Upon maturity	3.24%	3.25%
93.007.000-9	SQM S.A.	Chile	700	Q	06/01/2038	UF	Semiannual	Upon maturity	3.54%	3.45%

	Nominal non-current maturities as of December 31, 2023						Carrying amounts and maturities as of December 31, 2023
Series	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Total	Over 1 year to 2	Over 2 years to 3	Over 3 Years to 4	Over 4 Years to 5	Over 5 years	Subtotal	Bond issuance costs	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
ThUS$250	250,000	—	—	—	—	250,000	250,000	—	—	—	—	250,000	(36)	249,964
ThUS$450	—	—	—	—	450,000	450,000	—	—	—	—	450,000	450,000	(2,991)	447,009
ThUS$400	—	—	—	—	400,000	400,000	—	—	—	—	400,000	400,000	(5,879)	394,121
ThUS$700	—	—	—	—	700,000	700,000	—	—	—	—	700,000	700,000	(14,787)	685,213
ThUS$750	—	—	—	—	750,000	750,000	—	—	—	—	750,000	750,000	(13,437)	736,563
H	—	—	—	—	83,887	83,887	—	—	—	—	83,887	83,887	(861)	83,026
O	—	—	—	—	62,915	62,915	—	—	—	—	62,915	62,915	(659)	62,256
P	—	—	—	—	125,830	125,830	—	—	—	—	125,830	125,830	(40)	125,790
Q	—	—	—	—	125,830	125,830	—	—	—	—	125,830	125,830	(287)	125,543
Total	250,000	—	—	—	2,698,462	2,948,462	250,000	—	—	—	2,698,462	2,948,462	(38,977)	2,909,485
12.5    Trade and other payables
a)Details trade and other payables

	As of December 31, 2024			As of December 31, 2023
Details trade and other payables	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Accounts payable	448,154	—	448,154	441,780	—	441,780
Other accounts payable	1,007	—	1,007	2,163	—	2,163
Prepayments from customers	22,288	—	22,288	5,690	—	5,690
Total	471,449	—	471,449	449,633	—	449,633
As of December 31, 2024, and 2023, the balance of current and past due accounts payable is made up as follows:
Suppliers current on all payments

	Amounts according to payment periods as of December 31, 2024
Type of Supplier	Up to 30 Days	31 – 60 days	61 – 90 Days	91 – 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	290,688	5,248	66	25	1	—	296,028
Services	126,479	6,031	11	7	65	—	132,593
Others	40,353	159	4	—	—	—	40,516
Total	457,520	11,438	81	32	66	—	469,137

	Amounts according to payment periods as of December 31, 2023
Type of Supplier	Up to 30 Days	31 – 60 days	61 – 90 Days	91 – 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	246,789	2,654	2	—	1,653	—	251,098
Services	142,625	243	4	—	65	—	142,937
Others	50,335	—	—	—	7	—	50,342
Total	439,749	2,897	6	—	1,725	—	444,377
Suppliers past due on payments

	Amounts according to payment periods as of December 31, 2024
Type of Supplier	Up to 30 Days	31 – 60 days	61 – 90 Days	91 – 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	458	80	121	61	67	—	787
Services	443	—	—	9	2	—	454
Others	32	32	—	—	—	—	64
Total	933	112	121	70	69	—	1,305

	Amounts according to payment periods as of December 31, 2023
Type of Supplier	Up to 30 Days	31 – 60 days	61 – 90 Days	91 – 120 days	121 – 365 days	366 and more days	Total
							ThUS$
Goods	864	158	77	66	185	—	1,350
Services	1,557	57	24	8	19	—	1,665
Others	10	9	—	—	59	—	78
Total	2,431	224	101	74	263	—	3,093
Purchase commitments held by the Company are recognized as liabilities when the goods and services are received by the Company. As of December 31, 2024, the Company has purchase orders amounting to ThUS$141,604 and ThUS$224,307 as of December 31, 2023.
12.6    Financial asset and liability categories
a)Financial Assets

Description of financial assets	As of December 31, 2024			As of December 31, 2023
	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Cash and cash equivalent	1,377,851	—	1,377,851	1,041,369	—	1,041,369
Trade receivables due from related parties at amortized cost	28,706	—	28,706	43,253	—	43,253
Financial assets measured at amortized cost	1,061,262	20	1,061,282	1,316,797	20	1,316,817
Trade and other receivables	606,137	2,727	608,864	907,181	2,559	909,740
Total financial assets measured at amortized cost	3,073,956	2,747	3,076,703	3,308,600	2,579	3,311,179
Financial instruments for hedging purposes	15,405	2,930	18,335	8,527	15,993	24,520
Derivative financial instruments with effect in profit or loss (no hedge)	2,928	—	2,928	519	—	519
Financial assets classified as available for sale at fair value through other comprehensive income	—	57,756	57,756	—	232,268	232,268
Total financial assets at fair value	18,333	60,686	79,019	9,046	248,261	257,307
Total financial assets	3,092,289	63,433	3,155,722	3,317,646	250,840	3,568,486
b)Financial Liabilities

Description of financial liabilities	As of December 31, 2024			As of December 31, 2023
	Current	Non-current	Total	Current	Non-current	Total
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
For hedging purposes through other comprehensive income	7,316	21,440	28,756	30,443	8,419	38,862
Derivative financial instruments with effect in profit or loss (non-hedging)	418	—	418	14,795	—	14,795
Financial liabilities at fair value	7,734	21,440	29,174	45,238	8,419	53,657
Bank loans	847,963	129,683	977,646	1,164,262	295,518	1,459,780
Unsecured obligations	307,771	3,449,459	3,757,230	46,999	2,909,485	2,956,484
Lease Liabilities	23,011	60,801	83,812	18,192	56,966	75,158
Trade and other payables	471,449	—	471,449	449,633	—	449,633
Total financial liabilities at amortized cost	1,650,194	3,639,943	5,290,137	1,679,086	3,261,969	4,941,055
Total financial liabilities	1,657,928	3,661,383	5,319,311	1,724,324	3,270,388	4,994,712
12.7    Fair value measurement of finance assets and liabilities
The fair value hierarchy is detailed as follows:
(a)Level 1: The fair value of financial instruments traded in active markets (such as publicly traded derivatives, and equity securities) is based on quoted market prices at the end of the reporting period. The quoted market price used for financial assets held by the Company is the current bid price. These instruments are included in level 1.
(b)Level 2: The fair value of financial instruments that are not traded in an active market (for example, over-the-counter derivatives) is determined by using valuation techniques which maximize the use of observable market data and rely as little as possible on entity-specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.
(c)Level 3: If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3. This is the case for unlisted equity securities.

	As of December 31, 2024			Measurement Methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized Cost	Fair value (disclosure purposes)	Fair amount registered	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	1,377,851	1,377,851	—	1,377,851	—	—
Other current financial assets
-Time deposits	1,061,262	1,061,262	—	—	1,061,262	—
-Derivative financial instruments	—	—	—	—	—
-Forwards	—	—	2,615	—	2,615	—
-Options	—	—	313	—	313	—
-Hedging assets	—	—	—	—	—	—
-Swaps	—	—	15,405	—	15,405	—
Non-current accounts receivable	2,727	2,727	—	—	—	—
Other non-current financial assets:
-Other	20	20	—	—	20	—
-Equity instruments	—	—	57,756	57,756	—	—
-Hedging assets – Swaps	—	—	2,930	2,930	—	—
Other current financial liabilities
-Bank borrowings	847,963	848,800	—	—	848,800	—
-Derivative instruments	—	—	—	—	—	—
-Forwards	—	—	182	—	182	—
-Options	—	—	236	—	236	—
-Hedging liabilities – Swaps	—	—	7,316	—	7,316	—
-Swaps hedges, investments	—	—	—	—	—	—
-Cash flow hedges	—	—	—	—	—	—
-Unsecured obligations	307,771	313,107	—	—	313,107	—
Other non-current financial liabilities
-Bank borrowings	129,683	136,000	—	—	136,000	—
-Unsecured obligations	3,449,459	3,502,236	—	—	3,502,236	—
-Non-current hedging liabilities	—	—	21,440	—	21,440	—

	As of December 31, 2023			Measurement Methodology
Fair value measurement of assets and liabilities	Carrying Amount at Amortized Cost	Fair value (disclosure purposes)	Fair amount registered	Level 1	Level 2	Level 3
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Financial Assets
Cash and cash equivalents	1,041,369	1,041,369	—	1,041,369	—	—
Other current financial assets
-Time deposits	1,316,797	1,316,797	—	—	1,316,797	—
-Derivative financial instruments
-Forwards	—	—	324	—	324	—
-Options	—	—	195	—	195	—
-Hedging assets	—	—	8,527	—	8,527	—
-Swaps	—	—	—	—	—	—
Non-current accounts receivable	2,559	2,559	—	—	—	—
Other non-current financial assets:
-Other	20	20	—	—	20	—
-Equity instruments	—	—	232,268	232,268	—	—
-Hedging assets – Swaps	—	—	15,993	15,993	—	—
Other current financial liabilities
-Bank borrowings	1,164,262	1,164,262	—	—	1,164,262	—
-Derivative instruments	—	—	—	—	—	—
-Forwards	—	—	14,525	—	14,525	—
-Options	—	—	270	—	270	—
-Hedging liabilities – Swaps	—	—	12,143	—	12,143	—
-Swaps hedges, investments	—	—	18,300	—	18,300	—
-Cash flow hedges	—	—	—	—	—	—
-Unsecured obligations	46,999	46,999	—	—	46,999	—
Other non-current financial liabilities
-Bank borrowings	295,518	295,518	—	—	295,518	—
-Unsecured obligations	2,909,485	2,909,485	—	—	2,909,485	—
-Non-current hedging liabilities	—	—	8,419	—	8,419	—
12.8    Reconciliation of net debt and lease liabilities
This section presents an analysis of net debt plus lease liabilities and their movements for each of the reported periods. The definition of the net debt is described in Note 19.1. and includes current and non-current lease liabilities to complete its analysis.

Net debt	As of December 31, 2024	As of December 31, 2023
	ThUS$	ThUS$
Cash and cash equivalents	1,377,851	1,041,369
Other current financial assets	1,079,595	1,325,843
Other non-current financial hedge assets	2,930	15,993
Other current financial liabilities	(1,163,468)	(1,256,499)
Lease liabilities current	(23,011)	(18,192)
Other non-current financial liabilities	(3,600,582)	(3,213,422)
Non-current Lease liabilities	(60,801)	(56,966)
Total	(2,387,486)	(2,161,874)

	As of December 31, 2023	From cash flow			Not from cash flow		As of December 31, 2024
Net debt		Amounts from loans	Amounts from interests	Other cash (inflows)/outflows	Income statement	Equity and others
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with the public and bank loans	(4,416,264)	(371,131)	233,768	23,091	(204,340)	—	(4,734,876)
Financial instruments derived from hedging	(22,000)	(759)	7,057	—	(25,648)	12,594	(28,756)
Derivatives for investment hedges	(18,300)	—	—	(4,368)	22,533	135	—
Non-hedging derivatives in other financial liabilities	(14,795)	—	—	—	14,377	—	(418)
Current and non-current lease liabilities	(75,158)	22,288	2,820	—	(33,762)	—	(83,812)
Hedging derivatives – cash requirements for Australia’s business	1,437	—	—	—	—	(1,437)	—
Current and non-current financial liabilities	(4,545,080)	(349,602)	243,645	18,723	(226,840)	11,292	(4,847,862)
Cash and cash equivalents	1,041,369	—	(50,529)	329,897	57,114	—	1,377,851
Deposits that do not qualify as cash and cash equivalents	1,316,797	—	(46,547)	(230,017)	21,029	—	1,061,262
Debt hedging derivative financial instruments	24,520	—	—	—	(21,590)	—	2,930
Derivatives for investment hedges	—	—	—	—	15,405	—	15,405
Non-hedging derivatives on other financial assets	520	—	—	(345)	2,753	—	2,928
Current and Non-Current Financial Assets	2,383,206	—	(97,076)	99,535	74,711	—	2,460,376
Total	(2,161,874)	(349,602)	146,569	118,258	(152,129)	11,292	(2,387,486)

	As of December 31, 2022	From cash flow			Not from cash flow		As of December 31, 2023
Net debt		Amounts from loans	Amounts from interests	Other cash (inflows)/outflows	Income statement	Equity and others
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$
Obligations with the public and bank loans	(2,848,875)	(1,534,282)	117,145	18,346	(168,598)	—	(4,416,264)
Financial instruments derived from hedging	(39,681)	(18,927)	4,077	—	11,731	20,800	(22,000)
Derivatives for investment hedges	(29,984)	—	—	(10,082)	18,171	3,595	(18,300)
Non-hedging Derivatives in Other financial liabilities	(5,816)	—	—	—	(8,979)	—	(14,795)
Current and non-current lease liabilities	(61,734)	15,914	2,038	—	(31,376)	—	(75,158)
Current and non-current financial liabilities	(2,986,090)	(1,537,295)	123,260	8,264	(179,051)	24,395	(4,546,517)
Cash and cash equivalents	2,655,236	—	(53,539)	(1,615,863)	55,535	—	1,041,369
Deposits that do not qualify as cash and cash equivalents	950,167	—	(49,226)	341,742	74,114	—	1,316,797
Debt Hedging Derivative Financial Instruments	29,620	—	—	—	(5,100)	—	24,520
Derivatives for investment hedges	—	—	—	—	—	—	—
Non-hedging derivatives on other financial assets	4,174	—	—	(18,034)	14,380	—	520
Hedging derivatives – cash requirements for Australia’s business	7,139	—	—	1,183	(1,183)	(5,702)	1,437
Current and Non-Current Financial Assets	3,646,336	—	(102,765)	(1,290,972)	137,746	(5,702)	2,384,643
Total	660,246	(1,537,295)	20,495	(1,282,708)	(41,305)	18,693	(2,161,874)